Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

24TH SEMI-ANNUAL REPORT

September 30, 2000

Established 1977

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated High Income Bond Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. was created in 1977, and for over two decades, investors who seek generous income from high-yield bonds1 have received monthly dividends for over 274 consecutive months. On September 30, 2000, the fund's $1.9 billion in assets were invested in over 300 carefully researched high-yield issues that spanned the entire business and industrial spectrum.

I am pleased to present the fund's 24th Semi-Annual Report, which covers the six-month reporting period from April 1, 2000 to September 30, 2000. It begins with an interview with the fund's portfolio manager, Mark E. Durbiano, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's high-yielding corporate bond holdings, and third is the publication of the fund's financial statements.

In Mark's management tenure, he has experienced both rising bond prices, as well as periods similar to the current rising interest rate environment (in 1990 and again in 1994). It has been a difficult time for bond investors in general, as rising interest rates have caused all bond prices to decline. Due to the performance of individual holdings, however, the returns of Federated High Income Bond Fund, Inc. outperformed the average high-yield bond fund over the six-month reporting period. The fund's strong income stream more than compensated for its decrease in share price. A fund manager's best friend in this rate environment is broad diversification by issuer and industry sector.

1 Lower rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

Individual share class total return performance for the six-month reporting period, including income distributions, follows.2

	Total Return	Income	Net Asset Value Change
Class A Shares	1.38%	$0.498	$9.82 to $9.46 = (3.67%)
Class B Shares	1.00%	$0.461	$9.81 to $9.45 = (3.67%)
Class C Shares	1.01%	$0.462	$9.81 to $9.45 = (3.67%)

Currently, high-yield bonds represent very attractive long-term value compared to high-quality bonds, as investors are being compensated with significantly higher yields for assuming the credit risk involved in owning these corporate bonds.

While a decline in share prices is of concern to both managers and shareholders, it is important to remember the nature of high-yield investing: income is generous and principal fluctuations are volatile. In the fund's 23-year history, share prices have increased and decreased due to many factors. Looking backward, in the past ten years, shareholders saw the fund's share value decline approximately 11% in 1990, rise over 57% in 1991, decline about 1% in 1994, and increase about 18% in 1995.

As I have always recommended buying more shares when prices are down, I again believe that now is just one of those buying opportunities. I also recommend adding to your account because the fund's income return is especially attractive.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. Your questions, comments, or suggestions about the fund are always welcome.

Very sincerely yours,

Richard B. Fisher

Richard B. Fisher
President
November 15, 2000

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (3.15%), (4.30%), and (0.04%), respectively.

Mark E. Durbiano

Senior Vice President

Federated Investment Management Company

Investment Review

What is your view of the high-yield bond market for the first six months of the fund's current fiscal year?

The high-yield bond market, as represented by the Lehman Brothers High Yield Bond Index, generated positive total returns in both the second and third quarters this year. However, the high-yield bond market's returns lagged the returns on investment-grade securities, as represented by the Lehman Brothers Aggregate Bond Index, during the six-month reporting period ended September 30, 2000. For the period as a whole, the Lehman Brothers High Yield Bond Index returned 1.72%, underperforming the Lehman Brothers Aggregate Bond Index, a measure of high-quality bond performance, which returned 4.81%.1

What factors caused the high-yield market's underperformance?

Three primary reasons accounted for the high-yield market's underperformance. First, credit risk remained high, as the default rate for high-yield securities has increased to the 5%-6% range on an annualized basis. Second, the U.S. economy appeared to be slowing, raising the possibility that the United States could slip into recession and drive default rates even higher. Finally, the high-yield market's largest industry sector, telecommunications, weakened as more aggressive issuers suffered from execution shortfalls and questions about future funding needs in increasingly volatile capital markets. These questions relating to overall market credit quality pushed the spread between the Credit Suisse First Boston High Yield Bond Index and U.S. Treasury securities from 624 basis points on March 31, 2000 to 823 basis points on September 30, 2000.2

1 Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity. Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/ Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

2 Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Investments cannot be made in an index.

How did Federated High Income Bond Fund, Inc. perform over the six-month reporting period ended September 30, 2000?

The fund posted modest total returns for the six-month reporting period consistent with the difficult market conditions illustrated by the index performance previously mentioned. The fund's Class A, B, and C Shares produced total returns of 1.38%, 1.00%, and 1.01%, respectively, based on net asset value, for the six-month reporting period ended September 30, 2000. The fund performed in line with the Lehman Brothers High Yield Bond Index (when adjusted for expenses) and significantly outperformed the (1.13%) return of the Lipper High Current Yield Fund peer group.3

What factors were the major influences on the fund's performance versus the market?

Two main factors positively impacted the fund's performance during the six-month reporting period. First, the fund benefited by strong relative performance from selected issuers. For example, Chancellor Media Corp., R&B Falcon Corp., VoiceStream Wireless Corp., Triarc Consumer Products Group, USXchange, Intermedia Communications, Inc. and Verio all were either acquired or announced plans to be acquired by stronger companies. Also, Northpoint Communications Group received a substantial equity contribution from Verizon. These positive events caused the fund's holdings in these companies to increase in value substantially. Also, Allied Waste North America, Inc., Revlon Consumer Products Corp., Nextel and Fairchild Corp. outperformed the overall market based upon strong operating performance. Second, the fund is underweight in CCC-rated and non-rated issuers relative to both the Lehman Brothers index and the Lipper peer group, which underperformed given the heightened focus on credit quality during the six-month reporting period.

On the negative side, the fund's underweight in BB-rated securities relative to the Lehman Brothers index negatively impacted relative performance. Given the increased concern about credit quality, BB-rated securities outperformed B-rated securities during the period by 4.36%. Also, disappointing operating performance by Regal Cinemas, Inc., Dade International, Inc. and US Office Products Co. negatively impacted fund performance, as did several holdings in the weak wireline telecommunications sector, notably Teligent and Hermes Europe Railtel. The fund was also negatively impacted by its underweight in the energy sector, which outperformed given high oil and gas prices.

3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not take sales charges into account.

What has been the fund's experience with defaults?

The fund's default experience remains well below the overall high-yield sector. However, the fund has experienced several defaults in the reporting period including Clark Material Handling, Glenoit Corp., Dyersburg Corp. and AMF Bowling Worldwide. While defaults are unfortunate, they are an inevitable part of high-yield investing and historically have been more than offset by the higher yields paid by high-yield corporate bond issuers.

What were the fund's top ten holdings as of September 30, 2000?

Name	Percentage of Net Assets
NEXTEL Communications, Inc.	3.4%
Allied Waste Industries, Inc.	2.9%
Level 3 Communications, Inc.	2.7%
Tenet Healthcare Corp.	2.5%
NEXTLINK Communications, Inc.	2.2%
Intermedia Communications, Inc.	2.0%
R&B Falcon Corp.	1.9%
Charter Communications Holdings Capital Corp.	1.6%
Premier Parks, Inc.	1.6%
McLeod USA, Inc.	1.5%
TOTAL PERCENTAGE OF PORTFOLIO	22.3%

Have you made any material changes in the portfolio's sector weightings recently?

From a portfolio perspective, the telecommunications sector remains as the fund's largest industry exposure. We have recently increased our positions in the wireless sector by purchasing Sprint wireless affiliates like Airgate PCS, Inc. and Alamosa PCS Holdings, Inc. Most aggressive telecommunications issuers that underperformed during the period such as PSI Net, Inc. and Winstar Communications, Inc. were maintained or added to based on our belief that substantial value exists in these holdings. We took advantage of weak market conditions in the telecommunications sector to establish positions in, or add to, high-quality issuers at attractive yields such as: AES Corp., an independent power company; Columbia/HCA, a hospital management company; EchoStar, a satellite television company; and Triton Oil, a higher rated energy company. We also maintained, or added to, positions in lower rated issuers trading at a discount where we have strong credit opinions: CKE Restaurants Inc., Foamex, GFSI, Inc. and Hudson Respiratory Care Inc.

What do you expect from the high-yield bond market for the rest of the fund's fiscal year?

Higher levels of defaults, concerns about future economic growth and volatile equity markets (which have caused difficulties for the high-yield market over the past six months) remain areas of concern as 2000 draws to a close and we look forward into 2001. However, we believe that these concerns have been aggressively priced into the market, with yield spreads between high-yield bonds and U.S. Treasury securities in excess of 800 basis points, and that substantial value currently exists in high-yield bonds. While defaults will most likely remain above historical averages over the coming months, we believe most of the impact from these defaults has been factored into current market prices for defaulted securities. Prior periods of above-average default rates and wide yield spreads have been followed by substantial outperformance for high-yield securities. Shareholders should note that fund managers do not enjoy rising interest rates, inflation fears, or defaults on the upswing, but since the fund began in 1977, the forces have been dealt with, managed, and the income stream continues.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you made an initial investment of $23,000 in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $187,712 on 9/30/00. You would have earned a 9.63%1 average annual total return for the investment lifespan.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

[Graphic Representation Omitted - See Appendix]

As of 9/30/00, the Class A Shares' average annual 1-year, 5-year and 10-year total returns were (4.95%), 5.35%, and 11.76%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (9/28/94) total returns were (6.22%), 5.22%, and 6.75%, respectively. Class C Shares' average annual 1-year, 5-year and since inception (5/1/93) total returns were (2.16%), 5.50%, and 6.36%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total return stated takes into account all applicable sales charges. The maximum sales charge and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 22 years (reinvesting all dividends and capital gains) grew to $85,730.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $23,000, but your account would have reached a total value of $85,7301 by 9/30/00. You would have earned an average annual total return of 9.97%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of the anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for High Monthly Income

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On September 30, 1990, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over ten years, his original $5,000 investment has grown to $15,200. This represents a 11.76% average annual total return.1 For Chuck, that means extra money toward the construction of his first home.

[Graphic Representation Omitted - See Appendix]

1 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

September 30, 2000 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--92.4%
		Aerospace & Defense--0.4%
$7,425,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	$6,719,625
2,200,000	[1,2]	Condor Systems, Inc., Sr. Sub. Note, 11.875%, 5/1/2009	1,463,000

		TOTAL	8,182,625

		Auto/Truck--0.3%
7,725,000		J.L. French Automotive Castings, Inc., Sr. Sub. Note (Series B), 11.50%, 6/1/2009	6,218,625

		Automotive--2.8%
6,025,000		Accuride Corp., Sr. Sub. Note (Series B), 9.25%, 2/1/2008	5,151,375
4,875,000		Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004	4,899,375
2,375,000		Aftermarket Technology Co., Sr. Sub. Note (Series D), 12.00%, 8/1/2004	2,386,875
11,750,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	11,544,375
6,025,000		HDA Parts System, Inc., Sr. Sub. Note, 12.00%, 8/1/2005	4,066,875
9,125,000		Lear Corp., Sr. Note, 8.11%, 5/15/2009	8,574,124
4,725,000		Lear Corp., Sub. Note, 9.50%, 7/15/2006	4,748,625
8,700,000		Motor Coach Industries International, Inc., Company Guarantee, 11.25%, 5/1/2009	6,394,500
6,825,000		Oxford Automotive, Inc., Company Guarantee, 10.125%, 6/15/2007	6,176,625

		TOTAL	53,942,749

		Banking--0.7%
13,900,000		GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005	12,876,126

		Beverage & Tobacco--0.2%
4,825,000		National Wine & Spirits, Inc., Sr. Note, 10.125%, 1/15/2009	4,607,875

		Broadcast Radio & TV--5.0%
7,900,000	[3]	ACME Television, LLC, Sr. Disc. Note (Series B), 0/10.875%, 9/30/2004	7,544,500
1,529,600		AMFM, Inc., Deb., 12.625%, 10/31/2006	1,789,632
10,475,000	[3]	Big City Radio, Inc., Sr. Disc. Note, 0/11.25%, 3/15/2005	6,023,125
4,786,700		Capstar Broadcasting Partners, Inc., Sub. Deb., 12.00%, 7/1/2009	5,576,506
4,375,000		Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007	4,571,875
16,850,000		Chancellor Media Corp., Company Guarantee (Series B), 8.125%, 12/15/2007	17,102,750
7,500,000		Chancellor Media Corp., Company Guarantee (Series B), 8.75%, 6/15/2007	7,612,500
22,625,000	[3]	Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007	19,174,687
3,400,000		Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007	3,459,500
10,050,000		Orion Network Systems, Sr. Note, 11.25%, 1/15/2007	4,874,250
1,425,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005	1,425,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Broadcast Radio & TV--continued
$9,400,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/2007	$8,883,000
5,475,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007	5,228,625
6,750,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 14.00%, 3/15/2010	4,826,250

		TOTAL	98,092,200

		Building & Development--0.8%
5,850,000		American Builders & Contractors Supply Co., Inc., Sr. Sub. Note, 10.625%, 5/15/2007	5,060,250
6,000,000		Formica Corp., Sr. Sub. Note (Series B), 10.875%, 3/1/2009	3,450,000
4,100,000		Juno Lighting, Inc., Sr. Sub. Note, 11.875%, 7/1/2009	3,464,500
4,225,000		NCI Building System, Inc., Sr. Sub. Note (Series B), 9.25%, 5/1/2009	4,077,125

		TOTAL	16,051,875

		Business Equipment & Services--1.6%
7,025,000		Buhrmann US, Inc., Sr. Sub. Note, 12.25%, 11/1/2009	7,341,125
317,333		Electronic Retailing Systems International, Inc., Sr. Disc. Note, 8.00%, 8/1/2004	22,213
317,333		Electronic Retailing Systems International, Inc., Sr. Disc. Note, 10.00%, 8/1/2001	120,587
22,050,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008	20,616,750
17,900,000		U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008	2,237,500

		TOTAL	30,338,175

		Cable Television--11.5%
91,523	[4]	Australis Media Ltd., Sr. Disc. Note, 15.75%, 5/15/2003	1,373
5,350,000	[4]	Australis Media Ltd., Unit, 15.75%, 5/15/2003	80,250
3,000,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,950,530
3,850,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	3,946,250
11,500,000		CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005	11,643,750
4,175,000		CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006	4,279,375
52,925,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	31,225,750
550,000		Charter Communications Holdings Capital Corp., Sr. Note, 8.625%, 4/1/2009	496,375
3,250,000	[3]	Comcast UK Cable, Deb., 0/11.20%, 11/15/2007	3,103,750
13,275,000	[3]	Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007	10,022,625
7,675,000	[3]	Diamond Cable Communications PLC, Sr. Disc. Note, 0/11.75%, 12/15/2005	7,329,625
3,750,000	[3]	Diamond Cable Communications PLC, Sr. Disc. Note, 0/13.25%, 9/30/2004	3,937,500
14,275,000	[1,2]	Echostar Broadband Corp., Sr. Note, 10.375%, 10/1/2007	14,275,000
16,000,000		Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009	15,760,000
1,725,000	[3]	Golden Sky DBS, Inc., Sr. Disc. Note (Series B), 0/13.50%, 3/1/2007	1,216,125
12,625,000	[3]	International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006	11,930,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--continued
$6,250,000	[3]	International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/12.75%, 4/15/2005	$6,375,000
2,475,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	2,761,877
5,600,000		Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008	5,653,480
16,000,000	[3]	NTL, Inc., Sr. Defd. Cpn. Note, 0/9.75%, 4/1/2008	9,920,000
7,775,000	[3]	NTL, Inc., Sr. Defd. Cpn. Note, 0/12.375%, 10/1/2008	4,859,375
2,000,000		NTL, Inc., Sr. Note, 11.50%, 10/1/2008	1,970,000
5,225,000		Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005	5,120,500
4,000,000		Pegasus Communications Corp., Sr. Note, 9.75%, 12/1/2006	3,920,000
4,500,000		Pegasus Media, Sr. Sub. Note, 12.50%, 7/1/2005	4,702,500
2,375,000	[3]	RCN Corp., Sr. Disc. Note, 0/9.80%, 2/15/2008	1,104,375
400,000	[3]	RCN Corp., Sr. Disc. Note, 0/11.00%, 7/1/2008	186,000
11,425,000	[3]	RCN Corp., Sr. Disc. Note, 0/11.125%, 10/15/2007	5,883,875
6,500,000		Rogers Cablesystems Ltd., Company Guarantee, 11.00%, 12/1/2015	7,280,000
1,000,000	[3]	TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007	970,000
1,825,000		TeleWest PLC, Sr. Note, 11.25%, 11/1/2008	1,834,125
12,900,000	[3]	UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006	11,997,000
19,600,000	[3]	United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008	13,524,000
19,675,000	[3]	United Pan-Europe Communications NV, Sr. Disc. Note (Series B), 0/12.50%, 8/1/2009	9,345,625
10,250,000	[3]	United Pan-Europe Communications NV, Sr. Disc. Note (Series B), 0/13.375%, 11/1/2009	4,894,375
1,000,000		United Pan-Europe Communications NV, Sr. Note (Series B), 10.875%, 8/1/2009	852,500

		TOTAL	225,353,510

		Chemicals & Plastics--4.6%
5,050,000		Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008	5,125,750
6,825,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	5,630,625
4,350,000		General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	3,501,750
2,750,000		Georgia Gulf Corp., Sr. Sub. Note, 10.375%, 11/1/2007	2,777,500
8,150,000	[1,2]	Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007	6,642,250
8,525,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	8,439,750
2,250,000		ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003	2,036,250
3,270,000		ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002	3,122,850
1,150,000		Lyondell Chemical Co., Sr. Secd. Note (Series A), 9.625%, 5/1/2007	1,124,125
21,650,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	21,162,875
7,900,000		Polymer Group, Inc., Company Guarantee, 8.75%, 3/1/2008	6,280,500
17,125,000		Polymer Group, Inc., Company Guarantee, 9.00%, 7/1/2007	13,785,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--continued
$6,825,000	[3]	Sterling Chemicals Holdings, Inc., Sr. Secured Disc. Note, 0/13.50%, 8/15/2008	$2,764,125
500,000		Sterling Chemicals, Inc., Sr. Sub. Note, 11.25%, 4/1/2007	387,500
2,700,000		Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006	2,038,500
6,450,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	5,514,750

		TOTAL	90,334,725

		Clothing & Textiles--0.8%
4,575,000		Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%, 1/15/2007	4,517,812
6,025,000	[1,4]	Dyersburg Corp., Company Guarantee, 9.75%, 9/1/2007	451,875
8,975,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	6,776,125
7,075,000	[1,4]	Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007	1,025,875
5,700,000		Pillowtex Corp., Company Guarantee, 9.00%, 12/15/2007	1,054,500
6,500,000		Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006	1,202,500

		TOTAL	15,028,687

		Conglomerates--0.5%
11,950,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	9,978,250

		Consumer Products--4.6%
13,500,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	12,285,000
3,900,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	3,744,000
6,550,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	5,338,250
2,958,000		Boyds Collection, Ltd., Sr. Sub. Note (Series B), 9.00%, 5/15/2008	2,824,890
9,250,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	7,446,250
2,375,000	[3]	Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	273,125
1,400,000		Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	497,000
6,825,000	[1,2]	Jostens, Inc., Unit, 12.75%, 5/1/2010	7,063,875
2,150,000		NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007	1,849,000
2,595,000		Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003	2,582,025
3,500,000		Revlon Consumer Products Corp., Sr. Note, 8.125%, 2/1/2006	2,607,500
24,025,000		Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008	14,294,875
4,125,000	[1,2]	Scotts Co., Sr. Sub. Note, 8.625%, 1/15/2009	4,001,250
5,050,000	[3]	Sealy Mattress Co., Company Guarantee, Sr. Sub. Disc. Note, 0/10.875%, 12/15/2007	3,787,500
4,350,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	4,241,250
3,725,000		Sleepmaster LLC., Sr. Sub. Note (Series B), 11.00%, 5/15/2009	3,482,875
4,375,000		True Temper Sports, Inc., Sr. Sub. Note (Series B), 10.875%, 12/1/2008	4,287,500
5,025,000		United Industries Corp., Sr. Sub. Note, 9.875%, 4/1/2009	2,286,375
7,475,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	6,877,000

		TOTAL	89,769,540

Principal Amount			Value
		CORPORATE BONDS--continued
		Container & Glass Products--0.8%
$4,800,000	[1,2]	Huntsman Packaging Corp., Unit, 13.00%, 6/1/2010	$4,320,000
1,700,000		Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005	1,419,500
2,700,000		Owens-Illinois, Inc., Sr. Note, 7.85%, 5/15/2004	2,308,500
5,350,000		Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%, 2/15/2009	2,541,250
4,925,000	[1,2]	Tekni-Plex, Inc., Sr. Sub. Note, 12.75%, 6/15/2010	4,875,750
1,000,000	[1,2]	U.S. Can Corp., Sr. Sub. Note, 12.375%, 10/1/2010	1,015,000

		TOTAL	16,480,000

		Ecological Services & Equipment--2.9%
28,800,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	25,200,000
35,425,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	30,996,875

		TOTAL	56,196,875

		Electronics--2.0%
7,750,000	[1,2]	Exodus Communications, Inc., Sr. Note, 11.625%, 7/15/2010	7,827,500
3,525,000		Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%, 10/1/2007	3,577,875
3,450,000	[1,2]	Flextronics International Ltd., Sr. Sub. Note, 9.875%, 7/1/2010	3,588,000
3,608,000		SCG Holding Corp./Semiconductor Components Industries, LLC, Company Guarantee, 12.00%, 8/1/2009	3,833,500
21,250,000		Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%, 5/15/2008	20,081,250

		TOTAL	38,908,125

		Farming & Agriculture--0.2%
4,250,000		Royster-Clark, Inc., 1st Mtg. Note, 10.25%, 4/1/2009	3,208,750

		Food & Drug Retailers--0.4%
4,750,000		Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004	3,728,750
4,500,000	[3]	Del Monte Foods Co., Sr. Disc. Note, 0/12.50%, 12/15/2007	3,397,500
9,525,000	[4]	Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%, 9/15/2007	119,062

		TOTAL	7,245,312

		Food Products--1.2%
11,925,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	9,122,625
7,025,000		Eagle Family Foods, Inc., Company Guarantee, 8.75%, 1/15/2008	3,723,250
10,125,000		Triarc Consumer Products Group, LLC, Sr. Sub. Note, 10.25%, 2/15/2009	11,238,750

		TOTAL	24,084,625

		Food Services--0.8%
5,200,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	2,782,000
4,325,000		CKE Restaurants, Inc., Company Guarantee, 9.125%, 5/1/2009	2,703,125
6,350,000		Carrols Corp., Sr. Sub. Note, 9.50%, 12/1/2008	5,524,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Food Services--continued
$4,725,000		Domino's, Inc., Company Guarantee, 10.375%, 1/15/2009	$4,524,187
4,965,000	[3,4]	Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/2007	0

		TOTAL	15,533,812

		Forest Products--0.9%
4,250,000		Container Corp. of America, Sr. Note, 11.25%, 5/1/2004	4,324,375
9,150,000		Stone Container Corp., Sr. Note, 11.50%, 10/1/2004	9,424,500
2,675,000		Stone Container Corp., Sr. Note, 12.58%, 8/1/2016	2,782,000
1,000,000		Stone Container Corp., Unit, 12.25%, 4/1/2002	1,012,500

		TOTAL	17,543,375

		Health Care--4.8%
10,225,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	8,640,125
1,800,000		Columbia/HCA Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	1,706,580
9,050,000		Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006	2,941,250
6,875,000		Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%, 5/1/2008	6,290,625
2,750,000	[4]	Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006	261,250
1,300,000	[4]	Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005	123,500
4,350,000	[4]	Genesis Health Ventures, Inc., Sr. Sub. Note, 9.875%, 1/15/2009	413,250
5,725,000		HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010	5,830,397
5,475,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	4,927,500
5,315,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	3,481,325
12,950,000		Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007	10,036,250
2,000,000		Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008	1,910,000
12,625,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	12,498,750
9,275,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.25%, 9/1/2010	9,646,000
11,950,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	11,531,750
13,300,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007	13,233,500

		TOTAL	93,472,052

		Hotels, Motels, Inns & Casinos--2.4%
4,550,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	4,572,750
14,250,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	13,751,250
1,000,000		HMH Properties, Inc., Sr. Note (Series A), 7.875%, 8/1/2005	943,750
19,625,000		HMH Properties, Inc., Sr. Note (Series B), 7.875%, 8/1/2008	18,153,125
9,750,000		HMH Properties, Inc., Sr. Note (Series C), 8.45%, 12/1/2008	9,262,500

		TOTAL	46,683,375

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--3.7%
$4,845,000		Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007	$4,941,900
4,325,000		Blount, Inc., Sr. Sub. Note, 13.00%, 8/1/2009	4,443,937
6,650,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	6,783,000
6,895,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	2,309,825
8,000,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	6,960,000
3,175,000		Hexcel Corp., Sr. Sub. Note, 9.75%, 1/15/2009	2,968,625
4,275,000		ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008	3,569,625
3,350,000		International Utility Structures, Inc., Sr. Sub. Note, 10.75%, 2/1/2008	2,428,750
11,325,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	11,126,813
7,400,000		Neenah Corp., Sr. Sub. Note (Series B), 11.125%, 5/1/2007	5,772,000
3,000,000		Neenah Corp., Sr. Sub. Note (Series F), 11.125%, 5/1/2007	2,340,000
6,375,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	5,896,875
14,075,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	13,300,875

		TOTAL	72,842,225

		Leisure & Entertainment--1.9%
10,502,000	[3]	AMF Bowling Worldwide, Sr. Disc. Note (Series B), 0/12.25%, 3/15/2006	2,047,890
2,450,000	[4]	AMF Bowling Worldwide, Company Guarantee (Series B), 10.875%, 3/15/2006	551,250
18,625,000	[3]	Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008	12,711,563
2,650,000		Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006	2,504,250
16,950,000		Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007	16,272,000
18,950,000		Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008	2,368,750

		TOTAL	36,455,703

		Machinery & Equipment--2.6%
8,375,000	[1,4]	Clark Material Handling Corp., Company Guarantee, 10.75%, 11/15/2006	1,298,125
5,150,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	4,557,750
8,200,000		Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009	6,683,000
1,900,000		National Equipment Services, Inc., Company Guarantee (Series D) 10.00%, 11/30/2004	1,434,500
3,350,000		National Equipment Services, Inc., Sr. Sub. Note (Series B), 10.00%, 11/30/2004	2,529,250
7,700,000		NationsRent, Inc., Company Guarantee, 10.375%, 12/15/2008	5,736,500
2,250,000		Simonds Industries, Inc., Company Guarantee, 10.25%, 7/1/2008	1,811,250
13,200,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	11,880,000
11,450,000		United Rentals, Inc., Company Guarantee (Series B), 9.00%, 4/1/2009	10,133,250
5,125,000		WEC Co., Sr. Note, 12.00%, 7/15/2009	3,818,125

		TOTAL	49,881,750

Principal Amount			Value
		CORPORATE BONDS--continued
		Metals & Mining--0.2%
$8,625,000	[1,2]	AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005	$1,509,375
11,475,000	[1,2]	AEI Resources, Inc., Sr. Sub. Note, 11.50%, 12/15/2006	860,625
1,950,000		Murrin Murrin Holdings Pty Ltd., Sr. Secd. Note, 9.375%, 8/31/2007	1,686,750

		TOTAL	4,056,750

		Oil & Gas--2.7%
1,975,000		Comstock Resources, Inc., Sr. Note, 11.25%, 5/1/2007	2,073,750
10,250,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	9,481,250
2,975,000		Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006	3,064,250
3,275,000		Grey Wolf, Inc., Sr. Note, 8.875%, 7/1/2007	3,209,500
7,150,000		Pogo Producing Co., Sr. Sub. Note, 10.375%, 2/15/2009	7,507,500
2,725,000		Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007	2,799,938
7,125,000		R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006	8,514,375
2,500,000		RBF Finance Co., Company Guarantee, 11.00%, 3/15/2006	2,900,000
5,025,000		RBF Finance Co., Sr. Secured Note, 11.375%, 3/15/2009	5,829,000
2,275,000		Triton Energy Corp., Sr. Note, 8.75%, 4/15/2002	2,297,750
4,500,000	[1,2]	Triton Energy Ltd., Sr. Note, 8.875%, 10/1/2007	4,522,500

		TOTAL	52,199,813

		Printing & Publishing--1.1%
4,225,000		Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009	3,971,500
5,050,000		Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006	5,068,937
2,900,000		Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 3/15/2007	2,929,000
750,000		K-III Communications Corp., Company Guarantee (Series B), 8.50%, 2/1/2006	727,500
4,800,000		Primedia, Inc., Sr. Note, 7.625%, 4/1/2008	4,392,000
4,250,000	[1,2]	Ziff Davis Media, Inc., Sr. Sub. Note, 12.00%, 7/15/2010	4,228,750

		TOTAL	21,317,687

		Real Estate--0.2%
4,371,000		Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005	4,458,420

		Services--2.9%
7,600,000		Coinmach Corp., Sr. Note, 11.75%, 11/15/2005	7,638,000
23,150,000	[3]	Crown Castle International Corp., Sr. Disc. Note, 0/10.375%, 5/15/2011	15,047,500
9,800,000	[3]	Crown Castle International Corp., Sr. Disc. Note, 0/11.25%, 8/1/2011	6,419,000
1,775,000		Crown Castle International Corp., Sr. Note, 10.75%, 8/1/2011	1,801,625
3,100,000		Metricom, Inc., Company Guarantee, 13.00%, 2/15/2010	1,875,500
6,200,000	[1,2]	Orius Capital Corp., Sr. Sub. Note, 12.75%, 2/1/2010	6,603,000
5,150,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	4,557,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Services--continued
$9,050,000	[3]	SpectraSite Holdings, Inc., Sr. Disc. Note, 0/12.875%, 3/15/2010	$4,751,250
8,025,000		URS Corp., Sr. Sub. Note (Series B), 12.25%, 5/1/2009	8,305,875

		TOTAL	56,999,500

		Steel--0.5%
750,000		AK Steel Corp., Sr. Note, 9.125%, 12/15/2006	748,125
6,075,000		Metals USA, Inc., Company Guarantee, 8.625%, 2/15/2008	4,647,375
2,375,000		National Steel Corp., 1st Mtg. Bond, 9.875%, 3/1/2009	1,436,875
6,200,000		Republic Technologies International, Inc., 13.75%, 7/15/2009	1,271,000
1,000,000		Ryerson Tull, Inc., Note, 9.125%, 7/15/2006	957,370

		TOTAL	9,060,745

		Surface Transportation--1.9%
5,800,000		Allied Holdings, Inc., Company Guarantee, 8.625%, 10/1/2007	4,959,000
6,975,000	[1,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	104,625
7,350,000		Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004	7,423,500
4,400,000		Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	550,000
4,875,000		Railworks Corp., Company Guarantee, 11.50%, 4/15/2009	1,730,625
6,450,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	5,579,250
13,700,000		Stena AB, Sr. Note, 10.50%, 12/15/2005	13,289,000
6,000,000		Stena Line AB, Sr. Note, 10.625%, 6/1/2008	3,390,000

		TOTAL	37,026,000

		Telecommunications & Cellular--23.0%
9,125,000	[3]	AirGate PCS, Inc., Sr. Sub. Disc. Note, 0/13.50%, 10/1/2009	5,520,625
8,950,000	[3]	Alamosa PCS Holdings, Inc., Company Guarantee, 0/12.875%, 2/15/2010	4,810,625
18,725,000	[3]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/2008	6,647,375
12,375,000	[3]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007	5,011,875
12,375,000	[3]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/10.80%, 5/15/2009	3,526,875
12,150,000	[3]	Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%, 5/15/2009	2,490,750
1,500,000		Global Crossing Holdings Ltd., Sr. Note, 9.125%, 11/15/2006	1,492,500
28,050,000		Global Crossing Holdings Ltd., Sr. Note, 9.50%, 11/15/2009	27,979,875
6,900,000		Hermes Europe Railtel B.V., Sr. Note, 10.375%, 1/15/2009	3,139,500
16,125,000		Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007	7,659,375
3,300,000	[3]	Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%, 7/15/2007	2,755,500
18,300,000	[3]	Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006	17,202,000
12,650,000	[3]	Intermedia Communications, Inc., Sr. Disc. Note (Series B), 0/12.25%, 3/1/2009	8,285,750
5,950,000		Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008	5,682,250
4,500,000		Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007	4,297,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$40,225,000	[3]	Level 3 Communications, Inc., Sr. Disc. Note, 0/10.50%, 12/1/2008	$23,632,188
33,450,000		Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008	29,059,687
16,025,000	[3]	McLeodUSA, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007	13,380,875
2,725,000		McLeodUSA, Inc., Sr. Note, 8.125%, 2/15/2009	2,398,000
3,000,000		McLeodUSA, Inc., Sr. Note, 8.375%, 3/15/2008	2,715,000
4,725,000		McLeodUSA, Inc., Sr. Note, 9.25%, 7/15/2007	4,488,750
5,850,000		McLeodUSA, Inc., Sr. Note, 9.50%, 11/1/2008	5,528,250
9,875,000		Metromedia Fiber Network, Inc., Sr. Note, 10.00%, 12/15/2009	9,233,125
17,275,000	[3]	Millicom International Cellular S.A., Sr. Disc. Note, 0/13.50%, 6/1/2006	14,942,875
36,300,000	[3]	NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95%, 2/15/2008	28,132,500
13,950,000	[3]	NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007	11,508,750
9,425,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	9,283,625
6,750,000	[3]	Nextel International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/2008	4,353,750
4,355,000	[3]	Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%, 2/1/2009	3,081,163
7,950,000	[3]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%, 4/15/2008	4,750,125
14,150,000	[3]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.125%, 12/1/2009	7,428,750
28,800,000	[3]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.25%, 6/1/2009	16,488,000
2,675,000		NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008	2,313,875
12,475,000		NEXTLINK Communications, Inc., Sr. Note, 10.75%, 6/1/2009	11,601,750
4,400,000		Northpoint Communications Group, Inc., Sr. Note, 12.875%, 2/15/2010	4,422,000
12,025,000		PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005	7,876,375
6,475,000		PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009	4,241,125
4,750,000		PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008	3,206,250
7,525,000	[3]	Qwest Communications International, Inc., Sr. Disc. Note, 0/8.29%, 2/1/2008	6,189,237
7,000,000	[3]	Qwest Communications International, Inc., Sr. Disc. Note, 0/9.47%, 10/15/2007	6,103,230
6,000,000		Rhythms NetConnections, Inc., Sr. Note, 14.00%, 2/15/2010	3,990,000
11,050,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	11,160,500
7,625,000	[3]	Telesystem International Wireless, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2007	4,079,375
15,000,000	[3]	Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%, 6/30/2007	9,525,000
13,775,000	[3]	Teligent AB, Sr. Disc. Note, 0/11.50%, 3/1/2008	3,443,750
10,675,000		Teligent AB, Sr. Note, 11.50%, 12/1/2007	4,643,625
4,000,000	[3]	Tritel PCS, Inc., Sr. Sub. Disc. Note, 0/12.75%, 5/15/2009	2,720,000
18,450,000	[3]	Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	13,975,875
6,675,000	[3]	US Unwired, Inc., Company Guarantee (Series B), 0/13.375%, 11/1/2009	3,571,125
2,825,000		USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004	2,048,125
4,050,000		Viatel, Inc., Sr. Note, 11.50%, 3/15/2009	2,207,250
9,875,000	[3]	Viatel, Inc., Unit, 0/12.50%, 4/15/2008	3,209,375
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$7,775,000		Viatel, Inc., Unit, 11.25%, 4/15/2008	$4,159,625
26,725,000	[3]	VoiceStream Wireless Corp., Sr. Disc. Note, 0/11.875%, 11/15/2009	19,509,250
2,875,000		VoiceStream Wireless Corp., Sr. Note, 10.375%, 11/15/2009	3,119,375
3,375,000		Williams Communications Group, Inc., Sr. Note, 10.875%, 10/1/2009	3,121,875
24,101,000	[1,2,3]	WinStar Communications, Inc., Sr. Sub. Defd. Deb., 0/14.75%, 4/15/2010	8,073,835
3,854,000	[1,2]	WinStar Communications, Inc., Sr. Sub. Defd. Deb., 12.75%, 4/15/2010	2,832,690

		TOTAL	448,252,280

		Utilities--1.5%
10,925,000		AES Corp., Sr. Note, 9.375%, 9/15/2010	11,098,598
1,500,000	[1,2]	AES Drax Energy Ltd., Sr. Secd. Note, 11.50%, 8/30/2010	1,594,695
3,500,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,139,290
3,500,000		Caithness Coso Funding Corp., Sr. Secd. Note, 9.05%, 12/15/2009	3,552,500
7,975,000		El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011	8,424,870
2,100,000	[3]	Niagara Mohawk Power Corp., Sr. Disc. Note (Series H), 0/8.50%, 7/1/2010	1,696,002

		TOTAL	29,505,955

		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,170,098,268)	1,802,188,091

		COMMON STOCKS--0.3%
3,184	[1,2,4]	Australis Holdings Property Ltd., Warrants	0
2,400	[1,2,4]	Bar Technologies, Inc., Warrants	24
136	[1,2]	CS Wireless Systems, Inc.	19
4,850	[1,2,4]	Electronic Retailing Systems International, Inc., Warrants	4,850
353	[4]	MAFCO Acquisition, Warrants	0
7,500	[4]	Medianews Group, Inc.	1,125,000
4,900	[4]	Metricom, Inc., Warrants	99,225
6,650	[1,2,4]	MetroNet Communications Corp., Warrants	532,000
1,750	[1,2]	Motels of America, Inc.	438
4,425	[1,2,4]	R&B Falcon Corp., Warrants	2,913,553
6,200	[4]	Republic Technologies International, Inc., Warrants	62
237,797	[1,4]	Royal Oak Mines, Inc.	713
6,325	[4]	Sterling Chemicals Holdings, Inc., Warrants	26,881
46	[4]	Sullivan Graphics, Inc.	0
14,150	[4]	UIH Australia/Pacific, Warrants	428,038
6,750	[4]	XM Satellite Radio, Inc., Warrants	946,688

		TOTAL COMMON STOCKS (IDENTIFIED COST $3,886,046)	6,077,491

Shares			Value
		PREFERRED STOCKS--4.1%
		Banking--0.1%
120,000		California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock (Series A), $2.28	$2,715,000

		Broadcast Radio & TV--0.7%
5,350		Benedek Communications Corp., Sr. Exchangeable PIK	2,969,250
119,150		Sinclair Broadcast Group, Inc., Cumulative Pfd., $11.63	11,497,975

		TOTAL	14,467,225

		Business Equipment & Services--0.0%
2,538		Electronic Retailing Systems International, Inc., Conv. Pfd.	25

		Cable Television--0.6%
11,133		Pegasus Communications Corp., Cumulative PIK Pfd. (Series A), 12.75%	11,634,201

		Food Services--0.0%
54,676	[4]	Nebco Evans Holding Co., Exchangeable Pfd. Stock	34,172

		Health Care--0.1%
21,560		River Holding Corp., Sr. Exchangeable PIK	1,412,180

		Industrial Products & Equipment--0.2%
3,575		Fairfield Manufacturing Co., Inc., Cumulative Exchangeable Pfd. Stock	2,913,625
168	[1,2]	International Utility Structures, Inc., Unit	106,260
475	[1,2]	International Utility Structures, Inc., Unit, $13.00	333,688

		TOTAL	3,353,573

		Oil & Gas--0.8%
12,565		R&B Falcon Corp., PIK Pfd., 13.875%	16,146,508

		Printing & Publishing--1.0%
13,675		Primedia, Inc., Cumulative Pfd. (Series D), $10.00	1,285,450
128,025		Primedia, Inc., Exchangeable Pfd. Stock (Series H), $2.16	11,010,150
72,500		Primedia, Inc., Pfd., $9.20	6,488,750

		TOTAL	18,784,350

		Telecommunications & Cellular--0.6%
2,629		Broadwing Communications, Cumulative Pfd. (Series B)	2,661,862
4,794		NEXTEL Communications, Inc., Cumulative PIK Pfd. (Series D), 13.00%	5,129,580
4,181		NEXTEL Communications, Inc., Exchangeable Pfd. Stock (Series E)	4,118,285

		TOTAL	11,909,727

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $88,163,942)	80,456,961

Shares			Value
		MUTUAL FUNDS--1.1%[5]
22,057,322		Prime Value Obligations Fund (IS Shares) (at net asset value)	$22,057,322

		TOTAL INVESTMENTS (IDENTIFIED COST $2,284,205,578)[6]	$1,910,779,865

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2000, these securities amounted to $106,541,390 which represents 5.5% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $103,660,177 which represents 5.3% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 Pursuant to an Exemptive Order, the fund may invest in Prime Value Obligations Fund which is managed by Federated Investment Management Company, the fund's adviser. The adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

6 The cost of investments for federal tax purposes amounts to $2,284,205,578. The net unrealized depreciation of investments on a federal tax basis amounts to $373,425,713 which is comprised of $23,715,576 appreciation and $397,141,289 depreciation at September 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($1,951,225,257) at September 30, 2000.

The following acronyms are used throughout this portfolio:

PIK	--Payment in Kind
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $2,284,205,578)		$1,910,779,865
Income receivable		45,261,796
Receivable for investments sold		388,230
Receivable for shares sold		3,230,045

TOTAL ASSETS		1,959,659,936

Liabilities:
Payable for investments purchased	$5,500,000
Payable for shares redeemed	1,936,460
Accrued expenses	998,219

TOTAL LIABILITIES		8,434,679

Net assets for 206,335,723 shares outstanding		$1,951,225,257

Net Assets Consist of:
Paid in capital		$2,399,704,685
Net unrealized depreciation of investments		(373,425,713)
Accumulated net realized loss on investments		(78,033,954)
Undistributed net investment income		2,980,239

TOTAL NET ASSETS		$1,951,225,257

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($699,252,671 ÷ 73,917,039 shares outstanding)		$9.46

Offering Price Per Share (100/95.50 of $9.46)[1]		$9.91

Redemption Proceeds Per Share		$9.46

Class B Shares:
Net Asset Value Per Share ($1,045,143,168 ÷ 110,542,338 shares outstanding)		$9.45

Offering Price Per Share		$9.45

Redemption Proceeds Per Share (94.50/100 of $9.45)[1]		$8.93

Class C Shares:
Net Asset Value Per Share ($206,829,418 ÷ 21,876,346 shares outstanding)		$9.45

Offering Price Per Share		$9.45

Redemption Proceeds Per Share (99.00/100 of $9.45)[1]		$9.36

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2000 (unaudited)

Investment Income:
Dividends		$4,378,506
Interest		110,250,044

TOTAL INCOME		114,628,550

Expenses:
Investment adviser fee	$7,562,551
Administrative personnel and services fee	759,280
Custodian fees	67,648
Transfer and dividend disbursing agent fees and expenses	1,159,232
Directors'/Trustees' fees	13,788
Auditing fees	8,746
Legal fees	6,039
Portfolio accounting fees	89,006
Distribution services fee--Class B Shares	4,043,612
Distribution services fee--Class C Shares	805,865
Shareholder services fee--Class A Shares	904,358
Shareholder services fee--Class B Shares	1,347,871
Shareholder services fee--Class C Shares	268,622
Share registration costs	44,072
Printing and postage	134,244
Insurance premiums	2,357
Taxes	46,021
Miscellaneous	18,161

TOTAL EXPENSES	17,281,473

Expense Reduction:
Reimbursement of investment adviser fee	(1,384)

Net expenses		17,280,089

Net investment income		97,348,461

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(23,784,744)
Net change in unrealized depreciation of investments		(49,080,563)

Net realized and unrealized loss on investments		(72,865,307)

Change in net assets resulting from operations		$24,483,154

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2000	Year Ended 3/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$97,348,461	$206,334,525
Net realized loss on investments ($(23,784,744) and $(8,021,454), respectively, as computed for federal tax purposes)	(23,784,744)	(32,954,277)
Net change in unrealized depreciation of investments	(49,080,563)	(291,266,891)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,483,154	(117,886,643)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(37,071,157)	(77,804,443)
Class B Shares	(51,194,496)	(105,331,838)
Class C Shares	(10,201,396)	(21,139,465)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(98,467,049)	(204,275,746)

Share Transactions:
Proceeds from sale of shares	286,661,905	864,174,256
Net asset value of shares issued to shareholders in payment of distributions declared	54,271,096	110,427,058
Cost of shares redeemed	(348,395,520)	(920,271,233)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,462,519)	54,330,081

Change in net assets	(81,446,414)	(267,832,308)

Net Assets:
Beginning of period	2,032,671,671	2,300,503,979

End of period (including undistributed net investment income of $2,980,239 and $4,098,827, respectively)	$1,951,225,257	$2,032,671,671

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.82	$11.30	$12.10	$11.31	$11.08	$10.54
Income From Investment Operations:
Net investment income	0.49	0.99	1.01	1.00	1.04	1.00
Net realized and unrealized gain (loss) on investments	(0.35)	(1.48)	(0.81)	0.79	0.22	0.55

TOTAL FROM INVESTMENT OPERATIONS	0.14	(0.49)	0.20	1.79	1.26	1.55

Less Distributions:
Distributions from net investment income	(0.50)	(0.99)	(1.00)	(1.00)	(1.03)	(1.00)
Distributions in excess of net investment income[2]	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.50)	(0.99)	(1.00)	(1.00)	(1.03)	(1.01)

Net Asset Value, End of Period	$ 9.46	$ 9.82	$11.30	$12.10	$11.31	$11.08

Total Return[3]	1.38%	(4.65% )	1.94%	16.48%	11.88%	15.24%

Ratios to Average Net Assets:

Expenses	1.23%[4]	1.23%	1.19%	1.21%	1.21%	1.22%

Net investment income	10.14%[4]	9.35%	8.79%	8.46%	9.19%	9.07%

Expense waiver/reimbursement[5]	0.00%[4,6]	_	--	0.01%	0.03%	0.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$699,253	$722,375	$829,982	$748,294	$599,736	$530,203

Portfolio turnover	9%	26%	28%	58%	55%	53%

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.81	$11.29	$12.09	$11.31	$11.08	$10.54
Income From Investment Operations:
Net investment income	0.45	0.91	0.92	0.91	0.96	0.95
Net realized and unrealized gain (loss) on investments	(0.35)	(1.48)	(0.80)	0.78	0.21	0.51

TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.57)	0.12	1.69	1.17	1.46

Less Distributions:
Distributions from net investment income	(0.46)	(0.91)	(0.92)	(0.91)	(0.94)	(0.91)
Distributions in excess of net investment income[2]	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.46)	(0.91)	(0.92)	(0.91)	(0.94)	(0.92)

Net Asset Value, End of Period	$ 9.45	$ 9.81	$11.29	$12.09	$11.31	$11.08

Total Return[3]	1.00%	(5.37% )	1.18%	15.52%	10.99%	14.31%

Ratios to Average Net Assets:

Expenses	1.98%[4]	1.98%	1.94%	1.97%	1.99%	2.03%

Net investment income	9.39%[4]	8.60%	8.05%	7.76%	8.39%	8.29%

Expense waiver/reimbursement[5]	0.00%[4,6]	--	--	--	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,045,143	$1,091,630	$1,239,882	$980,125	$513,169	$238,055

Portfolio turnover	9%	26%	28%	58%	55%	53%

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 9.81	$11.30	$12.09	$11.31	$11.08	$10.54
Income From Investment Operations:
Net investment income	0.45	0.92	0.92	0.91	0.95	0.92
Net realized and unrealized gain (loss) on investments	(0.35)	(1.50)	(0.79)	0.78	0.22	0.54

TOTAL FROM INVESTMENT OPERATIONS	0.10	(0.58)	0.13	1.69	1.17	1.46

Less Distributions:
Distributions from net investment income	(0.46)	(0.91)	(0.92)	(0.91)	(0.94)	(0.91)
Distributions in excess of net investment income[2]	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.46)	(0.91)	(0.92)	(0.91)	(0.94)	(0.92)

Net Asset Value, End of Period	$ 9.45	$ 9.81	$11.30	$12.09	$11.31	$11.08

Total Return[3]	1.01%	(5.46%)	1.26%	15.51%	11.00%	14.35%

Ratios to Average Net Assets:

Expenses	1.98%[4]	1.98%	1.94%	1.97%	1.99%	2.00%

Net investment income	9.39%[4]	8.61%	8.05%	7.74%	8.38%	8.30%

Expense waiver/reimbursement[5]	0.00%[4,6]	--	--	--	--	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$206,829	$218,667	$230,640	$190,480	$105,095	$57,422

Portfolio turnover	9%	26%	28%	58%	55%	53%

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6 Less than 0.01%.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2000 (unaudited)

ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,397,710 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in March 2008.

Additionally, net capital losses of $32,964,678 attributable to security transactions incurred after October 31, 1999, are treated as arising on April 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Ameritruck Distribution Corp., Sr. Sub Note	11/10/1995 - 10/22/1997	$7,293,141

Clark Material Handling Corp., Company Guarantee	11/22/1996 - 3/20/1997	8,656,627

Dyersburg Corp., Company Guarantee	08/20/1997 - 10/20/1997	6,265,253

Glenoit Corp., Sr. Sub Note	03/26/1997 - 08/19/1997	7,309,047

Royal Oak Mines, Inc.	02/24/1999	26,419

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At September 30, 2000, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	4,000,000,000
Class B Shares	2,000,000,000
Class C Shares	4,000,000,000
TOTAL	10,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2000		Year Ended 3/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	11,514,563	$111,833,688	34,540,871	$368,692,535
Shares issued to shareholders in payment of distributions declared	2,323,100	22,544,119	4,332,769	45,967,063
Shares redeemed	(13,514,771)	(131,085,530)	(38,729,565)	(405,913,862)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	322,892	$3,292,277	144,075	$8,745,736

	Six Months Ended 9/30/2000		Year Ended 3/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	14,254,292	$138,336,101	35,181,413	$377,867,454
Shares issued to shareholders in payment of distributions declared	2,624,752	25,472,640	4,859,838	51,656,339
Shares redeemed	(17,613,560)	(170,611,603)	(38,549,362)	(406,490,629)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(734,516)	$(6,802,862)	1,491,889	$23,033,164

	Six Months Ended 9/30/2000		Year Ended 3/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,759,836	$36,492,116	10,915,826	$117,614,267
Shares issued to shareholders in payment of distributions declared	644,424	6,254,337	1,210,894	12,803,656
Shares redeemed	(4,816,641)	(46,698,387)	(10,254,521)	(107,866,742)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(412,381)	$(3,951,934)	1,872,199	$22,551,181

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(824,005)	$(7,462,519)	3,508,163	$54,330,081

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended September 30, 2000, were as follows:

Purchases	$164,852,158

Sales	$198,047,858

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8110103 (11/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                     FEDERATED AMERICAN LEADERS FUND, INC.
                                    APPENDIX

     A1. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding  mountain chart.  The  color-  coded  mountain  chart  is a visual  representation  of the narrative text below it. The "x" axis reflects  computation periods from 2/26/69 to 9/30/00.  The "y" axis is measured in increments of $225,000  ranging from $0 to  $900,000  and  indicates  that the ending  value of a  hypothetical  initial investment of $32,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $859,059 on 9/30/00.

     A2. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding  mountain chart.  The  color-coded  mountain  chart  is a  visual  representation  of  the narrative text above it. The "x" axis reflects  computation periods from 2/26/69 to 9/30/00. The "y" axis is measured in increments of $50,000 ranging from $0 to
$400,000 and indicates that the ending value of hypothetical  yearly  investment of $1,000 in the fund's  Class A Shares,  assuming the  reinvestment  of capital gains and dividends, would have grown to $365,575 on 9/30/00.

     A3. The graphic  presentation here displayed  consists of a boxed legend in the upper left quadrant indicating the components of the corresponding  mountain chart.  The  color-coded  mountain  chart  is a  visual  representation  of  the narrative text above it. The "x" axis reflects  computation periods from 9/30/80 to 9/30/00. The "y" axis is measured in increments of $50,000 ranging from $0 to
$400,000  and  indicates  that  the  ending  value  of  a  hypothetical  initial investment of $5,000 and subsequent monthly investments of $250 over 20 years in the fund's Class A Shares would have grown to $369,336 on 9/30/00.